Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net Income (Loss)	$ 9,071	$ (3,971)	$ 42,374
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Depreciation (note 4)	40,131	40,051	37,307
Impairment charge (note 6)	13,645	17,082
Amortization of deferred financing costs (note 9)	1,101	1,106	3,108
Change in fair value of certain derivative instruments (note 16)	881	15,322	(17,928)
Amortization of intangible liability	(2,119)	(2,119)	(1,549)
Settlements of hedges which do not qualify for hedge accounting (note 16)	19,393	16,727	13,121
Share based compensation (note 17)	565	980	2,513
(Increase) decrease in receivables and other assets	(6,952)	1,020	(6,510)
(Decrease) increase in accounts payable and other liabilities	(823)	(992)	2,165
Unrealized foreign exchange (gain) loss	(21)	(15)	17
Net Cash Provided by Operating Activities	74,872	85,191	74,618
Cash Flows from Investing Activities
Settlements of hedges which do not qualify for hedge accounting (note 16)	(19,393)	(16,727)	(13,121)
Cash paid for other fixed assets	(59)	(12)
Cash paid for intangible assets	(97)
Acquisition of vessel purchase options (note 7)		(13,645)
Cash paid for purchase of vessels, vessel prepayments and vessel deposits		(1,670)	(83,639)
Costs relating to drydockings	(7,705)	(164)	(1,706)
Net Cash Used in Investing Activities	(27,254)	(32,218)	(98,466)
Cash Flows from Financing Activities
Proceeds from debt			57,000
Repayments of debt	(49,157)	(55,423)	(10,908)
Issuance costs of debt	(1,007)		(5,426)
Dividend payments (note 15)			(12,371)
Net Cash (Used in) Provided by Financing Activities	(50,164)	(55,423)	28,295
Net (Decrease) Increase in Cash and Cash Equivalents	(2,546)	(2,450)	4,447
Cash and Cash Equivalents at start of Year	28,360	30,810	26,363
Cash and Cash Equivalents at end of Year	25,814	28,360	30,810
Supplemental Information
Total interest paid	19,518	22,368	22,092
Total income tax paid	$ 144	$ 210	$ 186